Note 8 - Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]

8. Other Liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	June 30,	December 31,
	2020	2019
Other liabilities, current
Other accrued compensation	$1,784	$1,139
Restricted stock units - Note 14	50	1,210
Accrued compensation for phantom shares - Note 18	—	1,590
Total	$1,834	$3,939

Other liabilities, non-current
Seller Warrant liability - Notes 12 and 18	$18	$18
Payroll Tax Liability	135	—
Total	$153	$18

8.    Other Liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	December 31,
	2019	2018
Other liabilities, current
Accrued compensation for phantom shares – Note 16	$1,590	$884
Restricted stock units – Note 13	1,210	—
Other accrued compensation	1,139	892
Other	—	14
Total	$3,939	$1,790

Other liabilities, non-current
Warrant liability – Notes 11 and 16	$18	$18